Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	THE ALGER PORTFOLIOS
CIK	dei_EntityCentralIndexKey	0000832566
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 14, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2022
Prospectus Date	rr_ProspectusDate	May 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Alger Capital Appreciation Portfolio | Class I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALVOX
Alger Large Cap Growth Portfolio | Class I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAGOX
Alger Mid Cap Growth Portfolio | Class I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMGOX
Alger Weatherbie Specialized Growth Portfolio | Class I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAMOX
Alger Small Cap Growth Portfolio | Class I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AASOX
Alger Growth & Income Portfolio | Class I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIGOX
Alger Balanced Portfolio | Class I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLOX